Redeemable noncontrolling interests (Details Textual) - Yixin [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest, Ownership Percentage by Parent	44.80%	45.20%
Adjustments to Additional Paid-in Capital IPO and Conversion of Redeemable Convertible Preference	¥ 2,370